Transactions with shareholders, related parties and affiliated entities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Summary of Outstanding Balances between Related Parties
(a)
The table below presents the main transactions with shareholders, related parties and affiliated companies as of December 31, 2020, 2019 and 2018 and for the years ended December 31, 2020, 2019 and 2018:

	2020	2019
	S/(000)	S/(000)
Assets
Instruments at fair value through profit or loss
Participations - Royalty Pharma, Note 5(h)	107,530	117,682
Negotiable certificates of deposit – Financiera Oh! S.A.	—	9,372
Others	107	270

	107,637	127,324

Investments at fair value through other comprehensive income
Shares - InRetail Perú Corp., Note 5(i)	339,945	285,962
Corporate bonds - InRetail Shopping Malls S.A.	53,358	49,728
Corporate bonds - Colegios Peruanos S.A.	1,193	30,977

	394,496	366,667

Loans, net (b)	1,196,143	1,114,211
Accounts receivable from UTP (h)	79,504	77,824
Accounts receivable from Homecenters Peruanos S.A. (g)	40,128	39,141
Accounts receivable from Compañía Iberoamericana de Plásticos (i)	10,962	—
Accounts receivable from derivative financial instruments	4,276	817
Accounts receivable from Colegios Peruanos S.A.	3,634	864
Other assets (f)	6,921	11,064
Liabilities
Deposits and obligations	849,906	944,561
Other liabilities	567	56
Accounts payable related to derivative financial instruments	—	344
Off-balance sheet accounts
Indirect loans (b)	124,366	134,658

Summary of Transactions between Related Parties

	2020	2019	2018
	S/(000)	S/(000)	S/(000)
Income (expenses)
Interest and similar income	70,261	77,186	90,703
Interest and similar expenses	(7,264)	(17,471)	(17,747)
Valuation of financial derivative instruments	164	(52)	(201)
Rental income	18,609	22,118	13,461
(Loss) gain on sale of investment property	—	(7,164)	4,655
Administrative expenses	(42,768)	(38,717)	(40,279)
Others, net	6,853	15,294	17,114

Summary of Loans Receivables Related parties
(b)	As of December 31, 2020 and 2019, the detail of loans is the following:

	2020			2019
	Direct Loans	Indirect Loans	Total	Direct Loans	Indirect Loans	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Controlling	—	—	—	17	—	17
Affiliated	931,746	46,967	978,713	847,993	59,267	907,260
Associates	264,397	77,399	341,796	266,201	75,391	341,592

	1,196,143	124,366	1,320,509	1,114,211	134,658	1,248,869

Summary of Key Personnel Compensations
(d)	The Group’s key personnel basic remuneration for the years ended December 31, 2020, 2019 and 2018, is presented below:

	2020	2019	2018
	S/(000)	S/(000)	S/(000)
Salaries	21,859	22,180	22,295
Board of Directors’ compensations	3,719	2,438	1,925

Total	25,578	24,618	24,220